Liabilities and off-balance sheet commitments by maturity - Schedule of maturity of financial and non-financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities at fair value through profit or loss
Deposits from banks	€ 18,517	€ 16,723
Customer deposits	721,373	691,661
– Other trading liabilities	2,745	9,089
– Trading derivatives	20,681	26,166
– Non-trading derivatives	1,338	2,101
– Designated as at fair value through profit or loss	55,768	49,543
Debt securities in issue	151,231	142,367
Subordinated loans	18,100	17,878
Lease liabilities	1,050	1,116
Financial liabilities	990,803	956,646
Other liabilities	14,187	13,512
Total liabilities	1,004,990	970,158
Coupon interest due on financial liabilities	25,754	28,632
Commitments	44,472	43,296
Guarantees issued by ING Groep N.V.	185	210
Irrevocable facilities	200,198	175,222
Contingent liabilities and commitments	244,855	218,728
– Guarantees
Financial liabilities at fair value through profit or loss
Commitments	29,242	26,908
– Irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Commitments	15,230	16,388
Less than 1 month
Financial liabilities at fair value through profit or loss
Deposits from banks	10,303	9,104
Customer deposits	649,785	610,184
– Other trading liabilities	704	5,790
– Trading derivatives	2,509	2,631
– Non-trading derivatives	170	419
– Designated as at fair value through profit or loss	39,279	32,644
Debt securities in issue	3,300	1,949
Subordinated loans
Lease liabilities	15	20
Financial liabilities	706,066	662,741
Other liabilities	7,790	7,718
Total liabilities	713,856	670,459
Coupon interest due on financial liabilities	1,914	2,284
Guarantees issued by ING Groep N.V.	185	210
Irrevocable facilities	200,000	175,000
Contingent liabilities and commitments	244,105	217,953
Less than 1 month | – Guarantees
Financial liabilities at fair value through profit or loss
Commitments	28,690	26,355
Less than 1 month | – Irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Commitments	15,230	16,388
1 to 3 months
Financial liabilities at fair value through profit or loss
Deposits from banks	2,433	1,367
Customer deposits	26,346	23,312
– Other trading liabilities	48	230
– Trading derivatives	2,290	2,367
– Non-trading derivatives	199	57
– Designated as at fair value through profit or loss	6,980	5,842
Debt securities in issue	18,814	18,610
Subordinated loans
Lease liabilities	34	44
Financial liabilities	57,144	51,829
Other liabilities	843	530
Total liabilities	57,986	52,359
Coupon interest due on financial liabilities	1,358	1,603
Guarantees issued by ING Groep N.V.
Irrevocable facilities	39	9
Contingent liabilities and commitments	39	9
1 to 3 months | – Guarantees
Financial liabilities at fair value through profit or loss
Commitments
1 to 3 months | – Irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Commitments
3-12 months
Financial liabilities at fair value through profit or loss
Deposits from banks	2,392	2,085
Customer deposits	37,769	49,284
– Other trading liabilities	110	313
– Trading derivatives	4,604	3,730
– Non-trading derivatives	229	(36)
– Designated as at fair value through profit or loss	937	1,798
Debt securities in issue	40,682	33,037
Subordinated loans
Lease liabilities	172	162
Financial liabilities	86,894	90,375
Other liabilities	2,980	3,371
Total liabilities	89,874	93,745
Coupon interest due on financial liabilities	4,334	5,903
Guarantees issued by ING Groep N.V.
Irrevocable facilities	6	15
Contingent liabilities and commitments	6	15
3-12 months | – Guarantees
Financial liabilities at fair value through profit or loss
Commitments
3-12 months | – Irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Commitments
1-5 years
Financial liabilities at fair value through profit or loss
Deposits from banks	1,737	1,637
Customer deposits	3,618	4,448
– Other trading liabilities	1,028	1,325
– Trading derivatives	7,508	7,641
– Non-trading derivatives	304	711
– Designated as at fair value through profit or loss	4,112	5,097
Debt securities in issue	55,199	55,221
Subordinated loans
Lease liabilities	574	607
Financial liabilities	74,079	76,688
Other liabilities	2,021	1,423
Total liabilities	76,100	78,111
Coupon interest due on financial liabilities	10,400	10,191
Guarantees issued by ING Groep N.V.
Irrevocable facilities	77	143
Contingent liabilities and commitments	629	146
1-5 years | – Guarantees
Financial liabilities at fair value through profit or loss
Commitments	552	3
1-5 years | – Irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Commitments
More than 5 years
Financial liabilities at fair value through profit or loss
Deposits from banks	1,617	2,484
Customer deposits	2,049	2,081
– Other trading liabilities	610	1,465
– Trading derivatives	2,459	5,499
– Non-trading derivatives	128	149
– Designated as at fair value through profit or loss	4,560	4,367
Debt securities in issue	34,522	34,857
Subordinated loans	10,612	9,962
Lease liabilities	304	328
Financial liabilities	56,862	61,191
Other liabilities	553	470
Total liabilities	57,415	61,661
Coupon interest due on financial liabilities	7,275	8,137
Guarantees issued by ING Groep N.V.
Irrevocable facilities	76	56
Contingent liabilities and commitments	76	606
More than 5 years | – Guarantees
Financial liabilities at fair value through profit or loss
Commitments		550
More than 5 years | – Irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Commitments
Maturity not applicable
Financial liabilities at fair value through profit or loss
Deposits from banks
Customer deposits
– Other trading liabilities
– Trading derivatives
– Non-trading derivatives
– Designated as at fair value through profit or loss	36	34
Debt securities in issue
Subordinated loans	7,627	8,415
Lease liabilities
Financial liabilities	7,663	8,448
Other liabilities
Total liabilities	7,663	8,448
Coupon interest due on financial liabilities	474	514
Guarantees issued by ING Groep N.V.
Irrevocable facilities
Contingent liabilities and commitments
Maturity not applicable | – Guarantees
Financial liabilities at fair value through profit or loss
Commitments
Maturity not applicable | – Irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Commitments
Adjustment
Financial liabilities at fair value through profit or loss
Deposits from banks	34	47
Customer deposits	1,805	2,352
– Other trading liabilities	247	(34)
– Trading derivatives	1,311	4,298
– Non-trading derivatives	309	801
– Designated as at fair value through profit or loss	(136)	(239)
Debt securities in issue	(1,285)	(1,307)
Subordinated loans	(140)	(499)
Lease liabilities	(50)	(45)
Financial liabilities	2,095	5,374
Other liabilities
Total liabilities	2,095	5,374
Coupon interest due on financial liabilities
Guarantees issued by ING Groep N.V.
Irrevocable facilities
Contingent liabilities and commitments
Adjustment | – Guarantees
Financial liabilities at fair value through profit or loss
Commitments
Adjustment | – Irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Commitments